Supplemental Oil and Gas Information (Unaudited) Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Natural Gas Reserves (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning of year	$ 535,129	$ 642,586	$ 284,687
Sale of oil and gas produced, net of production costs	(150,457)	(132,451)	(138,860)
Net changes in prices and production costs	2,720	(78,247)	143,023
Extensions, discoveries and improved recovery, less related costs	136,464	66,460	40,832
Previously estimated development costs incurred during the period	21,470	53,111	90,418
Net changes in future development costs	107,951	36,914	(119,121)
Revisions of previous quantity estimates	(103,351)	(76,434)	(34,497)
Purchases of property	0	2,811	324,652
Sales of property	0	(5,063)	0
Accretion of discount	49,233	60,734	26,225
Net changes in income taxes	(36)	317	(519)
Other	51,383	(35,609)	25,746
End of year	650,506	535,129	642,586
Reported [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning of year		721,597	333,993
Sale of oil and gas produced, net of production costs		(132,451)	(138,860)
Net changes in prices and production costs		(76,759)	170,917
Extensions, discoveries and improved recovery, less related costs		66,460	40,832
Previously estimated development costs incurred during the period		53,111	90,418
Net changes in future development costs		36,503	(117,783)
Revisions of previous quantity estimates		(85,176)	(26,447)
Purchases of property		2,811	324,652
Sales of property		(5,063)
Accretion of discount		67,956	30,728
Net changes in income taxes		564	(621)
Other		(45,513)	13,768
End of year		604,040	721,597
Revisions [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning of year		(79,011)	(49,306)
Sale of oil and gas produced, net of production costs		0	0
Net changes in prices and production costs		(1,488)	(27,894)
Extensions, discoveries and improved recovery, less related costs		0	0
Previously estimated development costs incurred during the period		0	0
Net changes in future development costs		411	(1,338)
Revisions of previous quantity estimates		8,742	(8,050)
Purchases of property		0	0
Sales of property		0
Accretion of discount		(7,222)	(4,503)
Net changes in income taxes		(247)	102
Other		9,904	11,978
End of year		(68,911)	(79,011)
Adjusted [Member]
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning of year		642,586	284,687
Sale of oil and gas produced, net of production costs		(132,451)	(138,860)
Net changes in prices and production costs		(78,247)	143,023
Extensions, discoveries and improved recovery, less related costs		66,460	40,832
Previously estimated development costs incurred during the period		53,111	90,418
Net changes in future development costs		36,914	(119,121)
Revisions of previous quantity estimates		(76,434)	(34,497)
Purchases of property		2,811	324,652
Sales of property		(5,063)
Accretion of discount		60,734	26,225
Net changes in income taxes		317	(519)
Other		(35,609)	25,746
End of year		$ 535,129	$ 642,586